Stradley Ronon Stevens & Young, LLP
2005 Market Street
Suite 2600
Philadelphia, PA 19103
Telephone 215.564.8000
Fax 215.564.8120
www.stradley.com
J.Stephen Feinour, Jr.
Partner
jfeinourjr@stradley.com
(215) 564-8521

February 21, 2025

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Franklin Solana Trust Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of our client, Franklin Solana Trust (the “Trust”), and its series, Franklin Solana ETF (the “Fund”), submitted herewith for filing via the EDGAR system is the Trust’s Registration Statement on Form S-1 pursuant to Rule 415 under the Securities Act of 1933.

Please direct questions or comments relating to this filing to me at the phone number listed above or, in my absence, to Miranda L. Sturgis, Esq. at (215) 564-8131.

Very truly yours, /s/ J. Stephen Feinour, Jr. J. Stephen Feinour, Jr. Esq.

CC:  Navid J. Tofigh
        Julie Sterner Patel
        Miranda L. Sturgis

Philadelphia, PA • Malvern, PA • Cherry Hill, NJ • Wilmington, DE • Washington, DC • New York, NY • Chicago, IL
A Pennsylvania Limited Liability Partnership